PRESIDENT'S MESSAGE

Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders for Federated Income Trust. The report covers the six-month reporting period ended July 31, 1997, and includes the trust's Investment
Review, Portfolio of Investments and Financial Statements.

During the reporting period, the trust continued to pursue attractive income through a diversified portfolio of mortgage-backed securities. Dividends paid by the trust during this period totaled $0.33 per share for Institutional Shares and $0.32 per share for Institutional Service Shares. Net asset value for both share classes increased by $0.16 to end the reporting period at $10.31. Total returns for the six-month reporting period ended July 31, 1997, for Institutional Shares and Institutional Service Shares were 4.99% and 4.88%, respectively.* The trust's total net assets stood at $840.0 million on the last day of the reporting period.

During the reporting period, the trust maintained its AAAf rating by Standard & Poor's, the highest available from this independent rating service.**

We appreciate your continued confidence in Federated Income Trust. As always, we welcome your questions and comments.

Sincerely,
[Graphic]

Glen R. Johnson
President
September 15, 1997

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** An AAAf rating means that the trust's portfolio holdings and counterparties provide extremely strong protection against losses from credit defaults. Ratings are subject to change, and do not remove market risks.

INVESTMENT REVIEW

Federated Income Trust (the "Trust"), provides shareholders with a professionally managed portfolio of U.S. government securities. The Trust offers daily liquidity, credit control and other advantages over comparable U.S. Treasuries while at the same time allowing investors to avoid the complexities of managing a portfolio of mortgage-backed securities. Shareholders receive a diversified portfolio managed using very conservative disciplines.

The U.S. economy during the semi-annual reporting period has been very favorable for all financial market sectors. The main catalysts to this rosy scenario have been signs of low inflation, and optimism about declining budget deficits. However, early economic reports have suggested that the economy may be picking up as we move through the third quarter. Recent data on retail sales, manufacturing, and housing starts may suggest that the economy is off to a vigorous start in the third quarter. These reports have refocused investors of the possibility of rising inflation in a strong economy.

Current portfolio strategy targets an effective duration of 3.0 years, which is neutral to the Lehman Brothers Mortgage-Backed Securities Index.+ The asset allocation mix reflects an emphasis on an overweight in conventional mortgage-backed securities. This strategy gave the Trust, for the semi-annual reporting period ended July 31, 1997, a net total rate of return of 4.99%* on Institutional Shares and 4.88%* on Institutional Service Shares versus the Lehman Brothers Mortgage-Backed Securities Index+ total return of 5.09% and the Merrill Lynch 5-year Treasury Index+ total return of 4.68%.

As of July 31, 1997, total net assets were $840.0 million and the average 30-day net yield as calculated under SEC guidelines was 6.58%* for Institutional Shares and 6.36%* for Institutional Service Shares based upon the net asset value of $10.31. The Trust is rated AAAf by Standard & Poor's, for credit quality.** The Trust remains committed to pursuing competitive yields and daily liquidity.

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** An AAAf rating means that the Trust's portfolio holdings and counterparties provide extremely strong protection against losses from credit defaults. Ratings are subject to change, and do not remove market risks.

+ Lehman Brothers Mortgage-Backed Securities Index is composed of all fixed rate, securitized mortgage pools by GNMA, FNMA, and the FHLMC, including GNMA Graduated Payment Mortgages. The Merrill Lynch 5-year Treasury Index, is an index tracking 5-year U.S. government securities. These indexes are unmanaged, and investments cannot be made in an index.

FEDERATED INCOME TRUST
PORTFOLIO OF INVESTMENTS
JULY 31, 1997 (UNAUDITED)


         PRINCIPAL

AMOUNT
VALUE



 LONG-TERM OBLIGATIONS--98.8%

 (A)FEDERAL HOME LOAN MORTGAGE CORPORATION --33.2%
 $             72,512,589 (b)6.00%, 3/1/2011-12/1/2022

$        71,141,140

               46,383,814  6.50%, 3/1/2012 -

2/1/2024                                                             45,996,415
               54,098,666  7.00%, 10/1/2007 -
4/1/2012                                                            54,864,381
               52,376,159  7.50%, 12/1/2022 -
3/1/2027                                                            53,372,211
               13,538,316  8.00%, 4/1/2027 -
6/1/2027                                                             13,982,509
               24,160,564  9.00%, 4/1/2009 -
1/1/2025                                                             25,707,810
               12,425,779  9.50%, 11/1/2009 -
12/1/2022                                                           13,418,815
                  207,548  10.50%,
7/1/2000                                                                          218,320
                  323,822  11.00%,
5/1/2000                                                                          340,573
                  130,700  11.50%,
12/1/2014                                                                         147,119

Total                                                                                279,189,293
 (A)FEDERAL HOME LOAN MORTGAGE CORPORATION REMIC--2.7%
               10,099,571  0.00%, Strip 179-1, 9/1/2026 (Principal
Only)                                           7,780,305

               15,000,000  6.50%, Series 1959-C,

5/15/2027                                                        14,728,200

Total                                                                                 22,508,505
 (A)FEDERAL NATIONAL MORTGAGE ASSOCIATION--34.9%

               56,593,549  6.50%, 1/1/2026 -

4/1/2027                                                             55,414,237
              121,000,000  7.00%,
7/1/2027                                                                       120,773,730
               20,487,144  7.50%, 3/1/2010 -
11/1/2010                                                            21,027,934
               18,772,240  8.00%,
12/1/2026                                                                       19,358,873
               31,369,416  8.50%, 7/1/2024 -
12/1/2024                                                            32,781,040
               24,676,344  10.00%, 11/1/2009 -
4/1/2025                                                           26,933,342
               15,177,985  10.50%, 12/1/2019 -
4/1/2022                                                           16,790,646

Total                                                                                293,079,802

FEDERATED INCOME TRUST


         PRINCIPAL

AMOUNT
VALUE



 LONG-TERM OBLIGATIONS--CONTINUED
 (A)FEDERAL NATIONAL MORTGAGE ASSOCIATION REMIC--5.2%

 $             23,444,969  0.00%, Strip 264-1, 7/1/2024 (Principal Only)
$        17,688,525

                8,619,143  0.00%, Series 97-44 A, 5/20/2020 (Principal
Only)                                       7,901,341

               15,549,355  7.00%, Series 97-63 PE, 1/15/2027 (Interest
Only)                                       4,118,150

               24,750,000  8.50%, Series 97-33 K,

4/25/2024                                                       13,860,000

Total                                                                                 43,568,016
 (A)GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--22.8%

               49,865,615  6.50%, 1/15/2024 -

7/15/2024                                                           49,238,964
               89,720,614  8.00%, 12/15/2023 -
3/15/2027                                                          92,914,605
               47,182,919  8.50%,
7/15/2024                                                                       49,542,065

Total                                                                                191,695,634
                            TOTAL LONG-TERM OBLIGATIONS (IDENTIFIED COST $814,114,724)
                            830,041,250

 (C)REPURCHASE AGREEMENTS--6.7%

               47,000,000  Goldman Sachs, 5.495%, dated 7/15/1997, due
8/18/1997                                  47,000,000

                8,900,000  BT Securities Corp., 5.790%, dated 7/31/1997, due
8/1/1997                              8,900,000

                            TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED

COST)                                       55,900,000

          TOTAL INVESTMENTS (IDENTIFIED COST $870,014,724)(D)

$       885,941,250

(a) Because of monthly principal payments, the average lives of the Federal Home Loan Mortgage Corp., Federal National Mortgage
    Association, and Government National Mortgage Association securities approximates 1-10

    Years.

(b) A portion of these securities is subject to dollar roll transactions.

(c) The repurchase agreements are fully collateralized by U.S.
    government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(d) The cost of investments for federal tax purposes amounts to $870,014,724. The net unrealized appreciation/depreciation of investments on a federal tax basis amounts to $15,926,526 which is comprised of $18,660,834 appreciation and $2,734,308 depreciation at July 31, 1997.

Note: The categories of investments are shown as a percentage of net assets
     ($840,015,992) at July 31, 1997.

The following acronym is used throughout this portfolio:

REMIC --Real Estate Mortgage Investment Conduit

(See Notes which are an integral part of the Financial Statements)

FEDERATED INCOME TRUST
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1997 (UNAUDITED)



 ASSETS:

 Total investments in securities, at value (identified and tax cost                  $   885,941,250
 $870,014,724)
 Income receivable                                                                         4,362,254
 Receivable for investments sold                                                         176,835,227
 Receivable for shares sold                                                                  545,890
   Total assets                                                                        1,067,684,621
 LIABILITIES:
 Payable for investments purchased                                  $ 222,411,008
 Payable for shares redeemed                                                1,140
 Income distribution payable                                            4,625,356
 Payable to Bank                                                          509,316
 Accrued expenses                                                         121,809
   Total liabilities                                                                    227,668,629
 NET ASSETS for 81,490,166 shares outstanding                                        $  840,015,992
 NET ASSETS CONSIST OF:

 Paid in capital                                                                     $  943,460,831
 Net unrealized appreciation of investments                                              15,926,526
 Accumulated net realized loss on investments                                          (119,693,458)
 Undistributed net investment income                                                        322,093
   Total Net Assets                                                                  $  840,015,992
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:

 $795,977,149 / 77,218,000 shares outstanding                                                $10.31
 INSTITUTIONAL SERVICE SHARES:
 $44,038,843 / 4,272,166 shares outstanding                                                  $10.31

(See Notes which are an integral part of the Financial Statements)

FEDERATED INCOME TRUST
STATEMENT OF OPERATIONS

SIX MONTHS ENDED JULY 31, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Interest (net of dollar roll expense of $114,313)                                                $
30,567,072

 EXPENSES:

 Investment advisory fee                                                              $ 1,688,138
 Administrative personnel and services fee                                                318,636
 Custodian fees                                                                            54,104
 Transfer and dividend disbursing agent fees and expenses                                 113,204
 Directors'/Trustees' fees                                                                 11,611
 Auditing fees                                                                              9,923
 Legal fees                                                                                 4,634
 Portfolio accounting fees                                                                 68,805
 Distribution services fee--Institutional Service Shares                                   53,512
 Shareholder services fee--Institutional Shares                                         1,001,575
 Shareholder services fee--Institutional Service Shares                                    53,512
 Share registration costs                                                                  12,663
 Printing and postage                                                                      13,729
 Insurance premiums                                                                         6,749
 Taxes                                                                                     25,560
 Miscellaneous                                                                              7,588
    Total expenses                                                                      3,443,943
 Waivers

    Waiver of distribution services fee--Institutional Service Shares     $  (51,371)
    Waiver of shareholder services fee--Institutional Shares                (881,386)
    Waiver of shareholder services fee--Institutional Service Shares          (2,140)
       Total waivers                                                                     (934,897)
          Net expenses

2,509,046

             Net investment income
28,058,026

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments

2,872,510

 Net change in unrealized appreciation of investments
10,009,099

    Net realized and unrealized gain on investments
12,881,609

       Change in net assets resulting from operations                                             $
40,939,635

(See Notes which are an integral part of the Financial Statements)

FEDERATED INCOME TRUST
STATEMENT OF CHANGES IN NET ASSETS


                                                                                SIX MONTHS

                                                                                   ENDED
                                                                                (UNAUDITED)       YEAR

ENDED

                                                                                 JULY 31,         JANUARY

31,

                                                                                   1997               1997
 INCREASE (DECREASE) IN NET ASSETS:

 OPERATIONS--

 Net investment income                                                      $     28,058,026 $
63,340,272
 Net realized gain (loss) on investments ($2,872,510 net gain and
 $4,661,466 net loss, respectively, as computed for federal

 tax purposes)                                                                     2,872,510
(4,670,222)

 Net change in unrealized appreciation/depreciation                               10,009,099
(19,622,703)

  Change in net assets resulting from operations                                  40,939,635
39,047,347
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income

  Institutional Shares                                                           (26,794,279)

(60,187,940)

  Institutional Service Shares                                                    (1,384,641)

(2,622,790)

  Change in net assets resulting from distributions

  to shareholders                                                                (28,178,920)
(62,810,730)

 SHARE TRANSACTIONS--

 Proceeds from sale of shares                                                     78,730,704
181,714,820

 Net asset value of shares issued to shareholders in payment of

 distributions declared                                                            6,153,173
16,144,090

 Cost of shares redeemed                                                        (139,428,147)
(316,176,917)

  Change in net assets resulting from share transactions                         (54,544,270)
(118,318,007)
  Change in net assets                                                           (41,783,555)
(142,081,390)

 NET ASSETS:

 Beginning of period                                                             881,799,547
1,023,880,937

 End of period (including undistributed net investment income

 of $322,093 and $442,987, respectively)                                    $    840,015,992 $
881,799,547

(See Notes which are an integral part of the Financial Statements)

FEDERATED INCOME TRUST
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                       SIX MONTHS

                                          ENDED
                                       (UNAUDITED)

                                         JULY 31,                 YEAR ENDED JANUARY 31,
                                           1997      1997      1996        1995        1994        1993

 NET ASSET VALUE,
 BEGINNING OF PERIOD                      $10.15    $10.39    $ 9.70      $10.50      $10.73      $10.66
 INCOME FROM INVESTMENT OPERATIONS

  Net investment income                     0.33      0.68     0.67         0.70        0.77        0.80
  Net realized and unrealized
  gain
  (loss) on investments                     0.16     (0.24)     0.69       (0.80)      (0.23)       0.07
  Total from investment                     0.49      0.44      1.36       (0.10)       0.54        0.87
  operations
 LESS DISTRIBUTIONS

  Distributions from net

  investment income                        (0.33)    (0.68)    (0.67)      (0.70)      (0.77)      (0.80)
  Distributions in excess of net
  investment income                           --        --        --          --          --          --
  Total distributions                      (0.33)    (0.68)    (0.67)      (0.70)      (0.77)      (0.80)
 NET ASSET VALUE, END OF PERIOD           $10.31    $10.15    $10.39      $ 9.70      $10.50      $10.73
 TOTAL RETURN(A)                            4.99%     4.44%    14.44%      (0.86%)      5.22%       8.51%
 RATIOS TO AVERAGE NET ASSETS

  Expenses                                  0.58%*    0.58%     0.58%       0.56%       0.51%       0.51%
  Net investment income                     6.66%*    6.70%     6.67%       6.99%       7.28%       7.53%
  Expense                                   0.22%*    0.22%     0.22%         --          --          --
  waiver/reimbursement(b)
 SUPPLEMENTAL DATA
  Net assets, end of period

  (000 omitted)                         $795,977  $838,542  $983,093  $1,119,976  $1,727,247  $1,548,858
  Portfolio turnover                         150%      212%      184%        217%        178%         52%

* Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED INCOME TRUST

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                    SIX MONTHS

                                       ENDED
                                    (UNAUDITED)

                                       JULY 31,                 YEAR ENDED JANUARY 31,
                                        1997      1997      1996       1995       1994      1993(A)

 NET ASSET VALUE, BEGINNING
 OF PERIOD                             $10.15    $10.39    $ 9.70     $10.50     $10.73     $10.64
 INCOME FROM INVESTMENT

 OPERATIONS

  Net investment income                  0.32      0.65      0.65       0.68       0.75       0.51
  Net realized and unrealized

  gain (loss) on investments             0.16     (0.24)     0.69      (0.80)     (0.23)       0.09
  Total from investment

  operations                             0.48      0.41      1.34      (0.12)      0.52       0.60
 LESS DISTRIBUTIONS

  Distributions from net

  investment income                     (0.32)    (0.65)    (0.65)     (0.68)     (0.75)     (0.51)
 NET ASSET VALUE, END OF PERIOD        $10.31    $10.15    $10.39     $ 9.70     $10.50     $10.73
 TOTAL RETURN(B)                         4.88%     4.21%    14.19%     (1.08%)     4.96%      4.80%
 RATIOS TO AVERAGE NET ASSETS

  Expenses                               0.80%*    0.80%     0.80%      0.78%      0.76%      0.76%*
  Net investment income                  6.44%*    6.49%     6.45%      6.75%      7.03%      7.16%*
  Expense waiver/

  reimbursement(c)                       0.25%*    0.25%     0.25%      0.22%        --         --
 SUPPLEMENTAL DATA
  Net assets, end of period

  (000 omitted)                       $44,039   $43,257   $40,788    $40,428    $67,176    $53,981
  Portfolio turnover                      150%      212%      184%       217%       178%        52%

* Computed on an annualized basis.

(a) Reflects operations for the period from May 31, 1992 (effective date of Institutional Service Shares) to January 31, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED INCOME TRUST
NOTES TO FINANCIAL STATEMENTS
JULY 31, 1997 (UNAUDITED)

1. ORGANIZATION

Federated Income Trust (the "Trust") is registered under the
Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Trust is current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS-- U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

  REPURCHASE AGREEMENTS-- It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS-- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES-- It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  At January 31, 1997, the Trust, for federal tax purposes, had a capital loss carryforward of $122,621,966, which will reduce the Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

  EXPIRATION YEAR   EXPIRATION AMOUNT
        1998           $ 16,389,825
        1999           $  1,962,942
        2003           $ 99,607,733
        2005           $  4,661,466

  Additionally, net capital losses of $8,756 attributable to security transactions incurred after October 31, 1996 are treated as arising on the first day of the Trust's next taxable year.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS-- The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  DOLLAR ROLL TRANSACTIONS-- The Trust enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Trust sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions are short-term financing arrangements which will not exceed twelve months. The Trust will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Trust's current yield and total return.

  USE OF ESTIMATES-- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER-- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in capital stock were as follows:


                                                SIX MONTHS ENDED                   YEAR ENDED
                                                  JULY 31, 1997                 JANUARY 31, 1997

 INSTITUTIONAL SHARES                        SHARES         AMOUNT          SHARES           AMOUNT

 Shares sold                               7,226,971   $    73,245,707     16,566,782  $    167,676,822
 Shares issued to shareholders in
 payment of distributions declared           543,582         5,488,589      1,436,529        14,505,137
 Shares redeemed                         (13,174,918)     (133,373,935)   (30,045,652)     (303,965,855)
  Net change resulting from

  Institutional Shares transactions       (5,404,365)  $   (54,639,639)   (12,042,341) $   (121,783,896)

                                                SIX MONTHS ENDED                   YEAR ENDED
                                                  JULY 31, 1997                 JANUARY 31, 1997

 INSTITUTIONAL SERVICE SHARES                SHARES         AMOUNT           SHARES          AMOUNT
 Shares sold                                 540,634   $     5,484,997      1,383,128  $     14,037,998
 Shares issued to shareholders in
 payment of distributions declared            65,871           664,584        162,236         1,638,953
 Shares redeemed                            (596,993)       (6,054,212)    (1,210,371)      (12,211,062)
  Net change resulting from

  Institutional Service Shares

  transactions                                 9,512   $        95,369        334,993  $      3,465,889
  Net change resulting from share
  transactions                            (5,394,853)  $   (54,544,270)   (11,707,348) $   (118,318,007)

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE-- Federated Management, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets.

  ADMINISTRATIVE FEE-- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

  DISTRIBUTION SERVICES FEE-- The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Trust will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Trust to finance activities intended to result in the sale of the Trust's Institutional Service Shares. The Plan provides that the Trust may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

  SHAREHOLDER SERVICES FEE-- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of average daily net assets of the Trust for the period. The fee paid to Federated Shareholder Services is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

  TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES-- Federated Services Company ("FServ"), through its subsidiary, Federated
  Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

  PORTFOLIO ACCOUNTING FEES-- FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

  GENERAL-- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended July 31, 1997, were as follows:

PURCHASES        $1,230,486,328
SALES            $1,280,060,189

TRUSTEES
John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
James E. Dowd

Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Glen R. Johnson
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS

John F. Donahue
  Chairman

Glen R. Johnson
  President

J. Christopher Donahue
  Executive Vice President

Edward C. Gonzales
  Executive Vice President

John W. McGonigle

  Executive Vice President, Treasurer, and Secretary
Richard B. Fisher

  Vice President
Anthony R. Bosch

  Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the trust's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

FEDERATED INCOME TRUST
SEMI-ANNUAL REPORT TO SHAREHOLDERS

JULY 31, 1997

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Cusip 314199100
Cusip 314199209
8082203 (9/97)

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